Recent Accounting Pronouncements (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Additional lease liabilities	$ 261,047	$ 383,547